Supplement to the
Fidelity® Fund
August 28, 2010
Prospectus

A special meeting of Fidelity® Fund shareholders was held on August 10, 2011. Shareholders approved changes to the fund's fundamental investment policies to remove references relating to selecting securities for their income characteristics. Those changes will take effect on September 1, 2011. Proposals to increase the individual fund fee rate component of the management fee and to add a performance adjustment component to the fee and to give the Board of Trustees authority to change the performance adjustment index going forward did not receive the number of votes required for approval.

FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective September 1, 2011, the following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

FMR normally invests the fund's assets primarily in common stocks. FMR may from time to time invest a portion of the fund's assets in bonds, including lower-quality debt securities.

Effective September 1, 2011, the following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 9.

The following policies are fundamental, that is, subject to change only by shareholder approval:

The fund seeks long-term capital growth. The fund invests primarily in common stocks or securities convertible into common stocks. The fund may from time to time invest a portion of its assets in various types of debt securities. During temporary periods when, in FMR's judgment, market conditions warrant, adjustments favoring more defensive securities may be made.

The following information replaces similar information found in the "Dividends and Capital Gain Distributions" section on page 19.

The fund normally pays dividends and capital gain distributions in August and December.

FID-11-02  August 18, 2011
1.712065.117

Supplement to the
Fidelity® Fund
Class K
August 28, 2010
Prospectus

A special meeting of Fidelity® Fund shareholders was held on August 10, 2011. Shareholders approved changes to the fund's fundamental investment policies to remove references relating to selecting securities for their income characteristics. Those changes will take effect on September 1, 2011. Proposals to increase the individual fund fee rate component of the management fee and to add a performance adjustment component to the fee and to give the Board of Trustees authority to change the performance adjustment index going forward did not receive the number of votes required for approval.

FIL Investment Advisors, FIL Investment Advisors (U.K.) Ltd., and FIL Investments (Japan) Limited no longer serve as sub-advisers to the fund.

Effective September 1, 2011, the following information replaces similar information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

FMR normally invests the fund's assets primarily in common stocks. FMR may from time to time invest a portion of the fund's assets in bonds, including lower-quality debt securities.

Effective September 1, 2011, the following information replaces similar information found under the heading "Fundamental Investment Policies" in the "Investment Details" section on page 9.

The following policies are fundamental, that is, subject to change only by shareholder approval:

The fund seeks long-term capital growth. The fund invests primarily in common stocks or securities convertible into common stocks. The fund may from time to time invest a portion of its assets in various types of debt securities. During temporary periods when, in FMR's judgment, market conditions warrant, adjustments favoring more defensive securities may be made.

The following information replaces similar information found in the "Dividends and Capital Gain Distributions" section on page 17.

The fund normally pays dividends and capital gain distributions in August and December.

FID-K-11-02  August 18, 2011
1.900379.103

Supplement to the

Fidelity® Fund Class K (FFDKX) and Fidelity Growth Discovery Fund Class K (FGDKX)

Funds of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2010

A special meeting of Fidelity® Fund shareholders was held on August 10, 2011. Shareholders approved changes to the fund's fundamental investment policies. Those changes will take effect on September 1, 2011. Please refer to the fund's prospectus for more information.

The general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

K-COM6B-11-02  August 18, 2011
1.918660.102

Supplement to the

Fidelity® Fifty® (FFYAX), Fidelity Fund (FFIDX), Fidelity Growth Discovery Fund (FDSVX),
and Fidelity Mega Cap Stock Fund (FGRTX)

Fidelity Fund is a Class of shares of Fidelity Fund;
Fidelity Growth Discovery Fund is a Class of shares of Fidelity Growth Discovery Fund;
and Fidelity Mega Cap Stock Fund is a Class of shares of Fidelity Mega Cap Stock Fund

Funds of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 28, 2010

A special meeting of Fidelity® Fund shareholders was held on August 10, 2011. Shareholders approved changes to the fund's fundamental investment policies. Those changes will take effect on September 1, 2011. Please refer to the fund's prospectus for more information.

The general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

The master international research agreement with FIL Investment Advisors and the sub-research agreements with FIL Investment Advisors (U.K.) Ltd. and FIL Investments (Japan) Limited have been terminated on behalf of the funds.

Stephen DuFour has replaced Peter Saperstone as the portfolio manager of Fidelity Fifty. All references to Mr. Saperstone in the "Management Contracts" section are no longer applicable.

The following information replaces similar information for Fidelity Fifty found in the "Management Contracts" section beginning on page 36.

Stephen DuFour is the portfolio manager of Fidelity Fifty and receives compensation for his services. As of March 31, 2011, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Fifty is based on the pre-tax investment performance of the fund measured against the S&P 500 Index, and the fund's pre-tax investment performance within the Morningstar Large Growth, Large Value, Large Blend, Mid-Cap Growth, Mid-Cap Value, and Mid-Cap Blend Categories. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

HSTB-11-03  August 18, 2011
1.798959.114

The following table provides information relating to other accounts managed by Mr. DuFour as of March 31, 2011:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	4	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 2,061	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,883	none	none

* Includes Fidelity Fifty ($830 (in millions) assets managed with performance-based advisory fees).

As of March 31, 2011, the dollar range of shares of Fidelity Fifty beneficially owned by Mr. DuFour was none.